Other Acquired Rights - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 1,694,125	$ 1,584,461	$ 1,504,411
Other acquired rights [Member]
Disclosure Of Other Acquired Rights [Line Items]
Amortization recognized	$ 16,697	$ 16,697	$ 16,697